Commitments Concessions and Contingent Liabilities	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 18 - Commitments, Concessions and Contingent Liabilities

Note 18 - Commitments, Concessions and Contingent Liabilities

A. Commitments

  Several of the Group’s subsidiaries have entered into agreements with suppliers for the purchase of raw materials and energy in the ordinary course of business, for various periods ending on December 31, 2036. As of December 31, 2020, the total amount of the commitments under the said purchase periods of the agreements is about $2.48 billion. This item takes into consideration part of the agreements described below.
  Several of the Group’s subsidiaries have entered into agreements with suppliers for the acquisition of property, plant and equipment. As at December 31, 2020, the subsidiaries have capital expenditures commitments of about $400 million. This item takes into consideration part of the agreements described below.
  In 2017, Dead Sea Works (hereinafter - DSW) signed an agreement, the cost of which for ICL is $280 million, for the execution of the first stage of the Salt Harvesting Project, with Holland Shallow Seas Dredging Ltd., which includes, among other things, the construction of a special dredger that is designed to execute the salt harvesting. The dredger commenced its operation during the fourth quarter of 2020. For further information - see item C(2).
  In 2017, DSW signed agreements with several execution and infrastructure companies, for construction of a new pumping station (hereinafter - the P-9 Pumping Station), for a total amount of $180 million (out of the total project cost of about $220 million). In early 2020, due to the COVID-19 pandemic, the pumps supplier issued a "Force Majeure" notice resulting in a delay of the pumping station’s completion, which was expected in the first half of 2021. The P‑9 pumping station is expected to commence operation during the second half of 2021. For further information – see item C(2).
  In 2018, the Company entered into two supply agreements with "Tamar" and “Leviathan” reservoir (hereinafter – the Agreements), to secure its gas supply needs until the end of 2025 or until the entry of the “Karish” and “Tanin” reservoirs into service, whichever occurs first. The gas price in the Agreements is in accordance with the gas price formulas stipulated under the government’s gas outline.

The Company anticipates that the scope of the annual gas consumption will be about 0.75 BCM. The Company is entitled to terminate the Agreements in order to start the new agreement with Energean Israel Ltd. (hereinafter – “Energean”), which was signed in 2017. According to the new agreement, Energean will supply up to 13 BCM of natural gas (NG) over a period of 15 years, amounting to about $1.8 billion.

Energean holds licenses for development of the Karish and Tanin gas reservoirs, which are located in Israel’s territorial waters. The NG from the reservoirs will be used for running ICL’s factories and power stations in Israel.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

A. Commitments (cont'd)

  (Cont'd)

Further to Energean's "Force Majeure" announcement under the GSPA, from February 2020, that potential delays are expected in the supply of NG due to COVID-19 impacts on its production, in January 2021, Energean updated that the gas supply will be postponed until the second half of 2021, as announced in June 2020, subject to increasing the availability of the relevant manpower needed for its operations. Otherwise, the gas supply will be further postponed until the first quarter of 2022.

Following the said "Force Majeure" notice, in October 2020, an agreement was signed with Tamar reservoir, the owner of Tamar gas field in Israel, to supply NG in the interim period, until full gas supply is maintained from Energean, at a price of about $4 per MMBTU (hereinafter – the Bridge Agreement). The Bridge Agreement is in effect until July 2022, with an extension option until December 31, 2022. If the commercial operation of Karish and Tanin reservoirs commences before the end of the Bridge Agreement, ICL can consume all the quantities it has committed to through the agreement with Enegean. In case Energean is unable to supply the agreed quantities, ICL is entitled to consume them under the Bridge Agreement by the end of 2022. On October 14, 2020, the Bridge Agreement was approved by ICL's shareholders general meeting. Given the above, no significant impact is expected on the Company due to the said delay.

  In June 2020, the Company entered into a long-term lease agreement with a third party, according to which ICL will lease an office building in Be'er Sheva Israel for a period of 15 years, with a 10-year extension option, at an annual rent of NIS 11 million ($3 million). The lease period is expected to commence in 2024 (at the end of the construction period).
  The Articles of Association of the Company and its Israeli subsidiaries include provisions that permit exemption, indemnification and insurance of the liability of officers, all in accordance with the provisions of the Companies Law.

The Company, with the approval of HR & Compensation Committee, the Board of Directors and the General Meeting of the shareholders, granted its officers a letter of exemption and indemnification, and also maintains an insurance policy covering directors' and officers' liability. The directors' and officers' liability insurance and the exemption and indemnity undertaking do not apply to those cases specified in Section 263 of the Companies Law. The exemption relates to damage caused and/or will be caused, by those officers as a result of a breach of the duty of care to the Company. Regarding directors who are office holders of Israel Corp., who may serve from time to time, on January 5, 2021, the shareholders' general meeting approved the extend the period for exemption and indemnification entered into with such office holders, for additional 9 years, commencing November 30, 2020, provided that the exemption shall not apply to liabilities arising in connection with a transaction or resolution in which a controlling shareholder or an office holder, including an office holder who is other than the office holder party to the agreement, has a personal interest.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

A. Commitments (cont'd)

  (Cont'd)

The amount of the indemnification payable by the Company under the letter of indemnification, in addition to amounts received from an insurance company, if any, for all of the officers on a cumulative basis, for one or more of the events detailed therein, is limited to $300 million. The insurance is renewed annually.

B. Concessions

  Dead Sea Works Ltd. (hereinafter – DSW)

Pursuant to the Israeli Dead Sea Concession Law, 1961 (hereinafter – the Concession Law), as amended in 1986, and the concession deed attached as an addendum to the Concession Law, DSW was granted a concession to utilize the resources of the Dead Sea and to lease the land required for its plants in Sodom for a period ending on March 31, 2030, accompanied by a priority right to receive the concession after its expiration, should the Government decide to offer a new concession.

In accordance with section 24 (a) of the Supplement to the Concession Law, it is stated, among other things, that at the end of the concession period all the tangible assets at the concession area will be transferred to the government, in exchange of their amortized replacement value – the value of the assets as if they are purchased as new at the end of the concession period, less their technical depreciation based on their maintenance condition and the unique characteristics of the Dead Sea area.

Pursuant to section 24 (b) of the Supplement to the Concession Law, it is stated that capital investments made 10 years before the concession ends (i.e. April 2020) to the end of the concession period require a prior consent of the Government, unless they can be fully deducted for tax purposes before the end of the concession period. However, the Government's consent to any fundamental investment that may be necessary for the proper operation of the plant, will not be unreasonably delayed or suspended. In March 2020, a work procedure was signed between the Company and the Israeli Government for the purpose of implementing section 24(b). The procedure determines, among other things, the manner of examining new investments and the consent process. In addition, the procedure determines the Company's commitment to invest in fixed assets, including for preservation and infrastructure, and in ongoing maintenance of the facilities in the concession area (for the period starting 2026) and the Company's commitment to continue production of potassium chloride and elemental bromine (for the period starting 2028), all subject to the conditions specified in the procedure. Such commitments do not change the way the Company currently operates.

In 2015, the Minister of Finance appointed a team to determine the “governmental activities to be conducted towards the end of the concession period”. The public’s comments in this matter were submitted to the team.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(1) Dead Sea Works Ltd. (hereinafter – DSW) (cont'd)

Based on the interim report and its recommendations published in May 2018, and following a public hearing, in January 2019, the Israeli Ministry of Finance released the final report of the inter-ministry team headed by Mr. Yoel Naveh, former Chief Economist, which includes a series of guidelines and recommendations regarding the actions that the government should take towards the end of the concession period. Since the report includes guiding principles and a recommendation to establish sub‑teams to implement such principles, the Company is unable to assess, at this stage, the concrete implications, or if the recommendations will be implemented in practice, as well as the relevant timing. In addition, there is no certainty as to how the Government will interpret the Concession Law and implement processes accordingly.

In addition, in 2015, the Minister of Finance appointed a team headed by the (former) Accountant General to evaluate the manner in which, according to the current concession, the replacement value of DSW’s tangible assets would be calculated, assuming that these assets would be returned to the government at the end of the concession period. The determination date of the actual calculation is only at the end of the concession period. As far as the Company is aware, this work has not yet been completed.

The consolidated Financial Statements were prepared under management's belief that it is more likely than not, that DSW will continue to operate the relevant assets for their remaining useful lives, which extends beyond the term of the current concession period, by obtaining the renewed concession or by operating the assets for an alternative holder. The consolidated depreciation expenses in 2020, relating to the assets located within the concession area, amounted to about $105 million.

As part of the preparation process for the Israeli Subsidiaries’ financial statements, DSW, Dead Sea Bromine and Dead Sea Magnesium for 2016 and onward, which serve as a basis for the financial reports prepared pursuant to the provisions of the Taxation of Natural Resources Law (hereinafter – the Law), the Company receives an opinion from an independent appraiser regarding the fair value of fixed assets. The Property, Plant and Equipment value provided in the opinion is based on the Replacement Cost methodology (as used assets) and was estimated at about $6 billion, as at December 31, 2015, the date the Law entered into effect.

Though the assets assessed for tax purposes and the assets that may be valuated under the Concession Law are highly correlated, there is no complete identity between them. The Company believes that the applied Replacement Cost Methodology used in the opinion for estimating the fair value coincides with the methodology mentioned in the Concession Law for future valuation of the Property, Plant and Equipment upon termination of the concession period. Nevertheless, there could be other interpretations to the manner of implementation of the Concession Law’s provisions or with respect to the valuation methodology. Therefore, the estimated value with respect to the Concession Law could materially differ from the Company's estimates, even with respect to the same assets and dates.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(1) Dead Sea Works Ltd. (hereinafter – DSW) (cont'd)

It is expected that the value of the Property, Plant and Equipment, at the end of the concession period, will change as time passes and as a result of purchase and disposal of assets.

In consideration of the concession, DSW pays royalties to the Government of Israel, calculated at the rate of 5% of the value of the products at the factory gate, less certain expenses.

DSW granted a sub‑concession to Dead Sea Bromine Ltd. (hereinafter – the Bromine Company) to produce bromine and its compounds from the Dead Sea, the expiration date of which is concurrent with the DSW concession. The royalties in respect of the products manufactured by the Bromine Company are received by DSW from the Bromine Company, and DSW then pays them over to the State. Royalties are also paid by Dead Sea Magnesium on the basis of carnallite used for production of magnesium.

  Rotem Amfert Israel (hereinafter – “Rotem Israel”)

Rotem Israel has been mining phosphates in the Negev in Israel for more than sixty years. The mining is conducted in accordance with phosphate mining concessions, which are granted from time to time by the Minister of Energy under the Mines Ordinance, by the Supervisor of Mines in his Office (hereinafter – the Supervisor), as well as the mining authorizations issued by the Israel Lands Authority (hereinafter – the Authority). The concessions relate to quarries (phosphate rock), whereas the authorizations cover use of land as active mining areas.

Mining Concessions and Lease Agreements

Rotem Israel has the following two mining concessions:

  Rotem Field (including the Hatrurim Field) – valid up to the end of 2021.
  Zafir Field (Oron‑Zin) – valid up to the end of 2021.

During the fourth quarter of 2020, as part of the Company's actions to extend the validity of the said mining concessions and obtain the necessary approvals, positive recommendations were received from the Ministry of Energy, the Committee for Reducing Concentration and the Competition Authority, to extend the licenses for an additional period of three years. In December 2020, the Minister of Energy approached the Chairman of the Finance Committee in the Knesset requesting that the Committee grant final approval to the said extension.

Rotem has two lease agreements in effect until 2024 and 2041 and an additional lease agreement of the Oron plant, which the Company has been working to extend since 2017, by exercising the extension option provided in the agreement.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(2)  Rotem Amfert Israel (hereinafter – “Rotem Israel”) (cont'd)

Mining Royalties

As part of the terms of the concessions in respect of mining of phosphate, Rotem Israel is required to pay the State of Israel royalties based on a calculation as stipulated in the Israeli Mines Ordinance.

In January 2016, in light of a legislative amendment for the implementation of the Sheshinski Committee's recommendations, the royalties' rate was increased from 2% to 5% of the value of the quarried material. According to the amendment, the Supervisor has the option to collect royalties at a higher rate, if he decided to grant a mining right in a competitive process wherein one of the selection indices is the royalty rate.

Planning and Building

The mining and quarrying activities require a zoning approval of the site based on a plan in accordance with the Israeli Planning and Building Law, 1965. These plans are updated, as needed, from time to time. As at the reporting date, there are various requests at different stages of deliberations pending before the planning authorities.

In 2016, the District Board for the Southern District approved a detailed site plan for mining phosphate in the Zin‑Oron area. This plan, which covers an area of about 350 square kilometers, will permit the continued mining of phosphate located in the Zin valley and in the Oron valley for a period of 25 years or up to exhaustion of the raw material – whichever occurs first, with the possibility for extension (under the authority of the District Planning Board).

The Company is working to promote the plan for mining phosphates in Barir field, which is located in the southern part of the South Zohar deposit in the Negev Desert. In 2015, the National Planning and Building Council (hereinafter – the National Council) approved the Policy Document regarding Mining and Quarrying of Industrial Minerals, which included a recommendation to permit phosphate mining in the South Zohar deposit and to advance a detailed National Outline Plan for the Barir field mining site. According to the recommendation of the National Council, the government’s Housing Cabinet approved the National Outline Plan (hereinafter - NOP 14B), which designates the South Zohar deposit, that includes the Barir field mining site, as an area for phosphate mining.

In 2018, the Minister of Health filed an appeal of the said approval, requiring compliance with the Ministry of Health’s recommendation to conduct a survey regarding the health impact in each site included in NOP 14B. As part of a discussion in the Housing Cabinet regarding the appeal, it was decided, with the consent of the Ministries of Health, Finance and Energy, to remove the appeal and to approve the NOP 14B, which was formally published later. In addition, it was decided to establish a team with representatives of the ministries of Treasury, Health, Transportation, Environmental Protection and Energy, which will present to the Housing Cabinet a report that includes health aspects for NOP 14B.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(2)   Rotem Amfert Israel (hereinafter – “Rotem Israel”) (cont'd)

In July 2018, a petition was submitted to the Israeli Supreme Court of Justice by the municipality of Arad against the National Council, the Government of Israel, the Ministry of Health, the Ministry of Environmental Protection and Rotem Israel (hereinafter – the Respondents), to revoke the approval of NOP 14B and to order the National Council to discuss the NOP directives while giving proper weight to the health risk.

In January 2019, the petition submitted by residents of the Bedouin diaspora in the "Arad Valley" was consolidated to the said petition. In February 2019, the Supreme Court decided on a conditional order instructing the Respondents to show cause as to why the Plan should not be returned to the National Council for discussion, considering no methodology was determined for examining health effects and no potential health impact document was presented to the National Council. In November 2020, the State informed the court that an outline agreement between the relevant ministries had been reached and signed by the Director General of the Planning Administration, regarding the examination of the health aspects of the NOP 14B for mining and quarrying. In December 2020, the State submitted its response to the petition stating that the said outline constitutes an appropriate response for the review of potential health hazards on which the petitions focus. On the same date, the Company submitted its response to the petition, and similar to the State's position, the Company's opinion is that the petition should be dismissed.

In February 2021, the Court issued a decision to cancel the hearing until a resolution on other outstanding petition that deals with a similar legal issue. On February 22, 2021, the State of Israel and ICL submitted their request to reconsider the Court’s decision claiming there is no legal correlation between the proceedings. On February 24, 2021, the Court denied the requests but noted that the resolution on the other petition is not expected to be delayed.

In addition to the procedures described above, securing the future of the phosphate mining operations at Rotem depends on obtaining several approvals and permits from the authorities in Israel, as follows:

  Emission permit under the Israeli Clean Air Act (hereinafter - the Law): In 2018, the Company conducted two risk assessments by external experts regarding the possibility to execute all the clean air tasks required by the emission permit as per their approved timeline. The risk assessments focused on the technical and safety considerations arising from implementation of a large number of projects, in parallel, in an industrial site. The assessments indicated that there is no operational feasibility to implement the full requirements of the permit within the defined timeline, and accordingly the Company is unable to meet the timeline set in the current permit.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(2)   Rotem Amfert Israel (hereinafter – “Rotem Israel”) (cont'd)

In 2019, following discussions with the Israeli Ministry of Environmental Protection (hereinafter - MoEP), the MoEP informed the Company that during the course of discussions to renew Rotem Israel's emission permit, which currently remains unchanged, they will consider the safety constraints, the complexity and multiplicity of projects, as well as the Company's diligence to comply with the present permit conditions and their schedules, while prioritizing projects with significant environmental impact. The Company provided the MoEP with its updated projects' outline, schedule and completion status.

In light of business uncertainty and the COVID-19 pandemic, the Company continued its discussions with the MoEP regarding the timing and scope of executing the investments, including the impact of the uncertainty surrounding Rotem Israel's activity, as far as the implementation of long-term projects is concerned. In December 2020, the Company submitted to the MoEP an application to update the current emission permit, including updated schedules for projects' execution in accordance with their environmental significance.

In response, in December 2020, a summary letter was received from the MoEP regarding a principle outline that includes, among other things, postponing the execution of certain projects beyond the current permit period, which is to expire in September 2023, and a demand to complete certain projects within the permit period. The Company continues to hold discussions with the MoEP regarding prioritizing the projects' execution and reaching understandings within the framework of the current emission permit.

  Mining concessions - The Company is working with the relevant authorities to extend the above-mentioned concessions, which are in effect until the end of 2021. For further information on recent developments regarding the extension of the concessions for an additional period of three years, see above.
  Oron's lease agreement - The Company has been working to extend the lease agreement for Oron's plant area since 2017, by exercising the extension option provided in the agreement.
  Dry and wet phosphogypsum storage - in October 2020, the construction and use permit for pond 5 were extended until December 31, 2021. The Company is working with the relevant authorities to obtain all the required permits, for the continued operation of the gypsum ponds beyond 2021 and for the continued piling of gypsum, in accordance with the requirements set by law and/or instructions of the Planning and Building Committee.
  Extension of oil shale extraction permit– The ERD (energy resource development) facility in Rotem Israel, which is used for extracting energy from oil shales (hereinafter – the facility), is essential for the continued production activity of Rotem Israel. In February 2020, the Ministry of Energy notified of its intention not to renew the oil shale extraction permit due to the environmental effects of the facility, whose operation is based on outdated technology.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B. Concessions (cont'd)

(2)   Rotem Amfert Israel (hereinafter – “Rotem Israel”) (cont'd)

The Company is actively working in line with the Ministry of Energy's instructions to replace the facility with a natural gas steam boiler. As the replacement project is complex, and in light of the delays resulting from the Coronavirus crisis, the Company approached the Ministry of Energy with a request to extend the facility's production permit, from May 2021 until the end of 2022, so that the facility can be used until the completion of the project.

  Finding economically feasible alternatives to the continued mining of phosphate rock in Israel – According to the Company's assessment of economic phosphate reserves in the existing mining areas, the estimated useful life of Rotem's phosphate rock reserves, which are essential for some production lines, is limited to only a few years. As described above, the Company is working to obtain permits and approvals which will provide an economic alternative for future mining of phosphate rock in Israel.

The Company is continuing its discussions with the relevant authorities, inter alia due to the COVID-19 pandemic and the business uncertainty, until the required approvals and permits are granted. Additionally, the Company increased its efforts to accelerate the discussions with the State of Israel on making decisions regarding future phosphate rock sources, in order to secure long-term certainty for Rotem Israel. The Company estimates that it is more likely than not that the said approvals, permits and future phosphate rock sources will be granted within a timeframe which will not materially impact the Company's results. Nevertheless, there is no certainty as to the receipt of such approvals, permits and future phosphate rock sources and/or the date of their receipt. Failure to obtain these approvals, permits and future phosphate rock resources, or a significant delay in receiving them can lead to a material impact on the Company's business, financial position and results of operations.

  Spain

A subsidiary in Spain (hereinafter – ICL Iberia) was granted mining rights based on legislation of Spain’s Government from 1973 and the regulations accompanying this legislation. Further to the legislation, as stated, the Government of the Catalonia region published special mining regulations whereby ICL Iberia received individual licenses for each of the 126 different sites that are relevant to the current and possible future mining activities. Some of the licenses are valid up to 2037 and the rest are effective up to 2067. The concession for the "Reserva Catalana", an additional site wherein mining has not yet been commenced, expired in 2012. The Company is acting in cooperation with the Spanish Government to obtain a renewal of the concession. According to the Spanish authorities, the concession period is valid until a final decision is made regarding the renewal.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B.Concessions (cont'd)

  United Kingdom
  The mining rights of a subsidiary in the United Kingdom (hereinafter – ICL Boulby), are based on approximately 114 mining leases and licenses for extracting various minerals, in addition to numerous easements and rights of way from private owners of land under which ICL Boulby operates, and mining rights under the North Sea granted by the British Crown (Crown Estates). The lease rights with the Crown Estates, include provisions to explore and exploit all targeted and known Polysulphate mineral resources of interest to ICL Boulby. The said mineral leases cover a total area of about 720 square kilometers (onshore leases totaling around 90 square kilometers and the offshore leases from the Crown Estates covering around 630 square kilometers). All the lease periods, licenses, easements and rights of way are effective, some up to 2022 and others up to 2038.

The Company is acting to renew the rights necessary for the mining operation which expire in 2022 or alternatively will seek to obtain ownership of these rights. The Company believes, it is more likely than not, that it will obtain renewal or ownership of all the needed rights.

  A UK subsidiary which is a part of the Innovative Ag Solutions segment (hereinafter – Everris Limited), has peat mines in the UK (Creca, Nutberry and Douglas Water). Peat is used as a component to produce professional growing media. All sites are owned by Everris Limited. The current extraction permits are granted by the local authorities and are renewed after examining the renewal applications. The extraction permits are granted up to the end of 2024 for Nutberry and Douglas Water and 2037 for Creca.
  China

YPH JV holds two phosphate mining licenses that were issued in July 2015, by the Division of Land and Resources of the Yunnan district in China: (1) a mining license for the Haikou Mine (hereinafter – Haikou) in which the Company runs its operations and which is valid up to January 2043, and (2) a mining license for the Baitacun Mine, which expired in November 2018. In order to preserve the rights for the Baitacun mining license and facilitate its renewal in 2021, the Company paid an advance in an immaterial amount. The Company is examining the feasibility of renewing the Baitacun concession, and will base its decision, among other things, on phosphate reserves soil survey results and on the understanding to be achieved with the authorities.

Natural Resources Royalties

With respect to the mining rights, in accordance with China "Natural Resources Tax Law", YPH JV pays royalties of 8% on the selling price based on the market price of the rock prior to its processing.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

B.Concessions (cont'd)

(5) China (cont'd)

Grant of Mining Rights to Lindu

In 2016, YPC issued a statement whereby in 2010 YPC entered into agreements with the local authority of Jinning County, Yunnan Province and Jinning Lindu Mining Development and Construction Co. Ltd. (hereinafter - Lindu Company), according to which Lindu Company is permitted to mine up to two million tonnes of phosphate rock from a certain area measuring 0.414 square kilometers within the area of the Haikou mine (hereinafter – the Daqing Area) and to sell such phosphate rock to any third party in its own discretion.

YPC has undertaken that YPH JV’s mining right in the Haikou mine will not be adversely affected by the above-mentioned arrangements. It was decided that YPH should conduct further communications with YPC and Lindu Company, for the purpose of protecting its legal rights and to urge the parties to reach a fair, just, and reasonable solution to this issue, as soon as possible.

C. Contingent liabilities

  Ecology
  In September 2020, an application for a class action was filed to the district court in Beer Sheva, Israel, against the Company, the Company's subsidiary Rotem Israel and certain Company's present and past office holders, by a number of local residents in the Arava region in the south of Israel (hereinafter – the Applicants). The Applicants claim that discharge, leakage and seepage of sewage from ICL's Zin site, allegedly caused various environmental hazards to the Zin stream, which resulted in damage to various groups in the population of Israel, including: the Israeli public whose property is Zin stream; those who avoided visiting Zin stream due to the environmental hazards; visitors of Zin stream who were exposed to the aforementioned hazards and the residents of the area near Zin stream who were affected by the hazards. Accordingly, the Applicants request several remedies, including restitution and compensation for the damage that they claim was caused to the various groups in a minimum amount of NIS 3 billion (approximately $933 million), the majority of which relates to compensation for claimed consequential damages. In December 2020, the Company filed a request for dismissal the application for approval with respect to the proprietary causes cited, which constitute the main portion of the claimed damage. In January 2021, the court decided to discuss and rule on the Company's motion for dismissal as part of the resolution request for approval. Considering the preliminary stage of the proceeding and lack of precedents of such cases in Israel, there is a difficulty in estimating its outcome. No provision has been recorded in the Company's books.
  In July 2019, an application for approval of a claim as a class action was submitted to the Jerusalem District Court by an Israeli environmental association (hereafter - the Applicant) against 30 defendants, including Fertilizers and Chemicals Ltd., a subsidiary of the Company (hereinafter – the Respondents). The application includes claims relating to air pollution in Haifa Bay (located in northern Israel) and to alleged illness therefrom to the population of the said area.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

(1) Ecology (cont'd)

B.  (cont'd)

In the framework of the petition, the Applicant requests for declarative relief and the establishment of a mechanism for compensation awards, without specifying their amount, or alternatively, for splitting remedies to allow each group member to sue for damages in a separate proceeding. In February 2020, the Respondents requested the court to completely reject the application for approval of a claim, which was denied in February 2021, without referring to the application for approval of a claim as a class action, in respect of which all rights are reserved. Considering the early stage of the proceeding, and the limited precedents of such cases in Israel, there is a difficulty in estimating its outcome. No provision has been recorded in the Company's books.

  In March 2018, an application for certification of a claim as a class action was filed with the District Court in Be’er Sheva by two groups: the first class constituting the entire public in the State of Israel and the second-class constituting visitors of Bokek stream and the Dead Sea (hereinafter – the Applicants), against the subsidiaries, Rotem Israel and Periclase Dead Sea Ltd. (hereinafter – the Respondents).

According to the claim, the Respondents have allegedly caused continuous, severe and extreme environmental hazards through pollution of the “Judea group – Zafit formation” groundwater aquifer (hereinafter – the Aquifer) and the Ein Bokek spring with industrial wastewater, and in doing so the Respondents have violated various provisions of property law and environmental protection law, including the provisions of the Law for Prevention of Environmental Hazards and the Water Law, as well as violations relating to the Torts Ordinance – breach of statutory duty, negligence and unjust profits.

As a result, the Court was requested to order the Respondents to eliminate the proprietary violation in reference to the Aquifer and Bokek stream by restoration thereof and to pay the public compensation in an estimated amount of NIS 1.4 billion (about $435 million). In July 2019, the Respondents filed their response, together with three expert opinions, in which they denied all the Applicant's claims. In November 2020, the parties agreed on a mediation process, subject to a notice that will be submitted to the Court and its approval thereof. Considering the early stage of the proceedings, the limited precedents of such cases in Israel and due to the preliminary issues, that arise from the request, there is a difficulty in estimating their outcome. No provision has been recorded in the Company's books.

  In connection with the 2017 event of the partial collapse of a dyke in Pond 3, which is used for accumulation of phosphogypsum fluid that is created as part of the production processes in Rotem Israel plants in Israel. To the best of the Company's knowledge, as at the reporting date, the criminal investigation of the event is still underway. The Company is committed to environmental protection, and for years has worked closely with the Israeli environmental protection authorities to maintain the Negev’s nature in the area of its facilities. Several applications for certification of claims as class actions were filed against the Company contending, among other things, that the Company should bear the restoration costs in the long‑term (see item E below).

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

  Ecology (cont'd)
  In July and August 2017, three applications for certification of claims as class actions were filed against the Company, as a result of a partial collapse of the dyke in the evaporation pond of Rotem Amfert Israel, which caused contamination of the Ashalim Stream and its surrounding area. The claimants contend that the Company breached various provisions of environmental laws, including, the provisions of the Law for Prevention of Environmental Hazards, the Water Law, provisions of the Torts Ordinance, a breach of statutory duty and negligence. In the framework of the first application, the Court was requested to instruct the Company to rectify the harm caused as a result of its omissions, in order to prevent recurrence of the damage caused as well as to grant a monetary remedy for non‑pecuniary damages. The monetary remedy was not defined, however, according to the claimants, the amount of the personal claim is NIS 1,000 ($311) for each resident of the State of Israel, which totals approximately 8.68 million persons.

In the framework of the second application, the Court was requested to grant a monetary remedy in an amount of no less than NIS 250 million ($77 million), and concurrently to award personal compensation in the amount of NIS 2,000 ($622) for each resident of the State of Israel, this being in respect of non‑pecuniary damages. Furthermore, the Court was requested to instruct the Company to comply with the relevant laws and the rules provided thereunder. As part of the third application, the Court was requested to instruct the Company, among other things, to prepare plans for removal of the contamination, restoration of the Ashalim Stream and its surrounding area, for control and prevention of recurrence of the damage caused, to pay monetary relief to the class of injured parties, in the amount of NIS 202.5 million ($63 million), and to provide compensation by means of restoring the natural values impaired and return the area to its former condition.

In May 2018, the Nature and Parks Authority (hereinafter – NPA), filed an application for certification of a class action against the Company, Rotem Amfert Israel and past and present officers of the Company and Rotem Amfert Israel (jointly hereinafter - the Respondents), with respect to the Ashalim incident. According to the NPA, the Respondents, jointly and/or severally, are liable for compensation due to the Ashalim incident, among other things by virtue of the Torts Ordinance and/or unjust profits and by virtue of any other law. In the Application, the Court was requested, among other things, to issue orders, the purpose of which is to take all necessary measures to prevent the recurrence of the environmental hazard, and also to cooperate with the NPA and the State's authorities in order to minimize the ecological and environmental damage in order to allow for the restoration of the nature reserve. Furthermore, the Court was requested to grant monetary relief to the public injured by the ecological and environmental damage, and to grant a monetary relief for the purpose of the restoration of the nature reserve, in the aggregate amount of NIS 397 million (about $123 million).

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

(1)  Ecology (cont'd)

E. (Cont'd)

In conjunction with the aforesaid application, the NPA filed a motion to strike the three applications mentioned above and to prefer the approval application on its behalf, as it argues that it is the most suitable to serve as the representative plaintiff in a class action in this regard, as its application is detailed and well-established as well as the special status conferred upon it under the Class Actions Law, which allows for specific benefits.

In November 2018, the Company was notified that all four applicants had agreed to join efforts and manage the class actions in a joint and coordinated manner, as well as of their consent to take part in a mediation process in an attempt to resolve the disputes outside of court. In January 2020, the parties signed a procedural agreement that regulates the procedure by which the disputes will be addressed in the mediation procedure which has initiated. Considering the early stage of the proceedings, there is a difficulty in estimating their outcome. The Company is in contact with its insurance carriers to activate the relevant insurance policies. No provision has been recorded in the Company's books.

In May 2018, the Company was served with a motion for discovery and pursual of documents (hereinafter – the Motion), filed with the Tel Aviv District Court, by a shareholder of the Company (hereinafter – the Movant), as a preliminary proceeding in preparation for the possible filing of an application for certification of a multiple derivative action against officers of the Company and Rotem Amfert Israel who, according to the Movant, caused the alleged damages incurred and to be incurred by the Company as a result of the Ashalim incident. In 2018, the parties reached an arrangement, according to which, the legal proceedings will be detained until the relevant investigation's materials will be provided to the Company by the investigating authority. As at the reporting date, such investigative materials have not yet been received. Considering the proceedings are in an early stage and even suspended, there is a difficulty in estimating their outcome.

F.  In 2015, a request was filed for certification of a claim as a class action, in the District Court in Tel‑Aviv–Jaffa, against eleven defendants, including a subsidiary, Fertilizers and Chemical Ltd., in respect of claims relating to air pollution in Haifa Bay and for the harm allegedly caused from it to the residents of the Haifa Bay area. The amount of the claim is about NIS 13.4 billion (about $4.2 billion). In the Company’s estimation, based on the factual material provided to it and the relevant court decision, it is more likely than not that the plaintiffs’ contentions will be rejected.

(2)Increase in the level of the evaporation Pond in Sodom (Pond 5)

The minerals from the Dead Sea are extracted by way of solar evaporation, whereby salt precipitates onto the bed of Pond 5 (hereinafter – the Pond), located in one of the sites of Dead Sea Works (hereinafter – DSW). The precipitated salt creates a layer on the Pond bed with a volume of approximately 16 million cubic meters per year.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

(2) Increase in the level of Pond 5 (hereinafter – the Pond) (cont'd)

The process of production of the raw material requires that a fixed brine volume is preserved in the Pond. Failure to maintain a constant volume of solutions in the Pond could result in a reduction in production capacity. To this end, up to the end of 2021, the raising of the solutions' level of the Pond will continue according to the rate at which the pond floor rises, while performing the salt harvest, initiated in the fourth quarter of 2020. The solutions' level maximum height (15.1) is expected to be reached by the end of 2021. From 2022 onwards, the solutions' volume in the Pond will be preserved only by way of harvesting the salt.

Raising the water level of the Pond above a certain level may cause structural damage to the foundations and the hotel buildings situated close to the water’s edge, to the settlement of Neve Zohar and to other infrastructure located along the western shoreline of the Pond.

Up to the end of 2020, in order to ensure that the Pond water level does not exceed the maximum height (15.1), the Government of Israel, through the Dead Sea Preservation Government Company Ltd., implemented a project for construction of coastline defenses, together with DSW (who financed 39.5% of the project's cost), as part of which the dyke along the western beachfront of the Pond, across from the hotels, is raised, together with a system for lowering subterranean water.

The construction work with respect to the hotels' coastlines is complete and at present, the Dead Sea Preservation Government Company Ltd. is carrying out elevation work in the intermediate area between the two hotel complexes. The Pond level will be maintained as part of the permanent solution (the salt harvesting project) described below, which should provide a defense until the end of the current concession period in 2030.

In 2012, an agreement was signed with the Government of Israel, regarding "Execution and Funding of the Dead Sea Protection Project and Increase of the Royalties Paid to the State" (hereinafter – the Salt Harvesting Project) which purpose is to provide a permanent solution for raising the water level in the Pond and stabilizing of the water therein at a fixed level by harvesting of the salt from this pond and transferring it to the Northern Basin of the Dead Sea. According to the agreement, the planning and execution of the Salt Harvesting Project will be performed by DSW. In addition, the agreement stipulates that starting from January 1, 2017, the water level in the pond will not rise above 15.1 meters. Nevertheless, in the event of a material deviation from the project's timetables, without the Company having violated its obligations, the Company will be permitted to request raising of the water level above the level stated above.

The Company will bear 80% and the state of Israel will bear 20% of the cost of the Salt Harvesting Project. However, the State's share will not exceed NIS 1.4 billion.

In 2015 and in 2016, the National Infrastructures Committee and the Israeli Government, respectively, approved National Infrastructures Plan 35A (hereinafter – the Plan), which includes the statutory infrastructure for establishment of the Salt Harvesting Project in the Pond, and construction of the P-9 pumping station in the northern basin of the Dead Sea.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

(2) Increase in the level of Pond 5 (hereinafter – the Pond) (cont'd)

The salt dredger, as part of the Salt Harvesting Project, commenced operation in the fourth quarter of 2020. Commencement of the Harvesting Project will allow DSW to set the level at its maximum height at the end of 2021. The P-9 pumping station operation is expected to commence during the second half of 2021.

(3) In connection with a principle agreement with a construction contractor, Abengoa, to establish a cogeneration station (EPC) in Sodom Israel, in light of the continued violations by Abengoa and the financial disputes between the parties, the Company notified it of the cancellation of the agreement and the initiation of an arbitration proceeding in accordance with the provisions of the agreement.

Further to discussions held between the Company and Abengoa to end the dispute, the parties signed a settlement agreement which was approved as an arbitration award by the court. Within the framework of the agreement, Abengoa pledged to pay EUR 37 million (approximately $45 million) in quarterly payments, over a five-year period, starting January 2020. The agreement includes mutual waiver of future claims and suits upon payment completion. The agreement also determined that in case Abengoa violates the agreement, the Company will be entitled to apply for enforcement of the arbitration award, and alternatively, to return to the original arbitration proceedings.

On February 22, 2021, Abengoa reported on filing a request for bankruptcy in a Spanish Court. The Company intends to exercise all its legal rights in order to claim all the amounts it's entitled to. Considering the preliminary stage of the proceeding, there is a difficulty in estimating its outcome. Nevertheless, there is no material impact on the Company's results.

(4)   Spain

        The subsidiary in Spain (hereinafter – ICL Iberia) had two potash production centers – Suria and Sallent. As part of an efficiency plan, the Company is in the process of consolidating the activities of ICL Iberia into one site by means of expanding the Suria production site and discontinuing the mining activities in the Sallent site. For further information regarding the Company's decision to accelerate the sites' consolidation in ICL Iberia by closing the Sallent site from June 30, 2020, please see Note 12. The mining activities in Spain require, among other things, an environmental mining license and an urban license.

In 2014, ICL Iberia received an urban license for the Suria site, followed by an environmental mining license, that complies with the new environmental protection regulations in Spain (autoritzacio substantive). In 2018, ICL Iberia obtained an environmental impact assessment, as well as, the new urban permits to expand the capacity of the salt mountain in Suria, which allow to continue piling salt for the following years, until the evacuation solution through a collector is applied. The restoration plan for the Suria site, which was approved in 2018 and which includes a plan for handling the salt piles and dismantling of facilities is scheduled to run up to 2094.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

  Contingent liabilities (cont'd)

(4)   Spain (cont'd)

        As part of the arbitration proceeding conducted between a Spanish subsidiary and Akzo Nobel Industrial Chemicals B.V. (currently - Nobian), concerning the termination of the partnership agreement between them, in May 2019, Nobian submitted a statement of claim to the Arbitral Tribunal, whereby it seeks to determine that the agreement termination by the Company constitutes an unlawfully breach of contract and therefore it is entitled to enforce the agreement and to be compensated in an immaterial amount. Alternatively, in case it is determined that the agreement is not enforceable, Nobian outlines several different compensation alternatives in the amounts of up to $152 million. The Company believes that the agreement was lawfully terminated and that it is more likely than not that Nobian claims will be rejected. To the best of the Company's knowledge, the arbitration award is expected during the first quarter of 2021.

(5)In connection with the Harmonization Project (one global ERP system), which was discontinued in 2016 by the Company's Board of Directors decision, in December 2018 the Company filed a lawsuit in the Tel Aviv District Court, against IBM Israel, the leading project provider (hereinafter – IBM), in the amount of $300 million (about a billion NIS), for compensation of the damages incurred to the Company due to IBM’s failure to meet its undertakings within the Project, which led to the failure of the Project.

In March 2019, IBM filed its statement of defense, together with a counterclaim against the Company, according to which IBM claims that ICL allegedly refrained from making certain payments, conducted negotiations in bad faith, and terminated the project unilaterally, in a way that harmed IBM's reputation and goodwill and therefore claims an amount of about $53 million (about ILS 170 million), including VAT and interest. In June 2019, the Company filed a statement of defense with respect to the counterclaim in which the Company rejected all of IBM's claims. In January 2021, IBM filed a request for dismissal including the deletion of the remedies claimed by the Company arising from the termination of the agreement between the parties. Considering the early stage of the proceedings and the complexity of the claims, there is a difficulty in estimating their outcome. Nevertheless, the Company believes it is more likely than not IBM's claims in its counterclaim will be rejected.

(6)In December 2018, an application for certification of a class action was filed with the Tel Aviv District Court against the Company, Israel Corporation, and office holders, including directors who held office during the said dates which are stated in the application, with respect to the manner in which the IT (the Harmonization) project was managed and terminated. According to the allegations made in the Application, the Company failed to properly report negative developments which occurred on certain dates during the said IT project, and such failure caused the company immense financial damages.

The represented class was defined in the application as all those who acquired the Company's share at any time during the period commencing June 11, 2015 and did not sell them until September 29, 2016 (hereinafter – the Applicants).

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

(6)  (cont'd)

The aggregate amount of the claim, for all members of the represented class, is estimated to be between $123 million (about NIS 395 million) for maximal damage, and $8 million (about NIS 26 million), for minimal damage. In April 2019, the Company filed its position to the Court denying the allegations made in the application.

In January 2020, the Company filed an application, which was accepted in court, to postpone the proceedings until a verdict is received in its lawsuit against IBM (see item 5 above). The delay was accepted subject to the Company's on-going updates regarding the IBM's proceedings. In April 2020, the Applicants filed a request with the Supreme Court for leave to appeal the said Court's decision. Considering the proceedings are in early stages and even suspended, there is a difficulty in estimating the chances the application will be accepted. No provision has been recorded in the Company's books.

(7)In July 2018, an application for certification of a class action was filed with the Central District Court against the Company and its subsidiaries, Rotem Amfert Israel and Fertilizers and Chemicals Ltd. (jointly hereinafter – the Defendants). The causes of action are the alleged exploitation of the Defendants' monopolistic position to charge consumers in Israel excessive and unfair prices for products classified as "solid phosphate fertilizer" between 2011 and 2018, contrary to the provisions of the Restrictive Trade Practices Law, and unjust profits at the expense of the plaintiff and the represented group. The representative plaintiff is a Kibbutz member who grows various plants and trees in his yard and in a nearby orchard.

The represented group includes all the consumers who purchased, directly or indirectly, solid phosphate fertilizer products manufactured by the Defendants, or farming produce fertilized with solid phosphate fertilizer or food products that include such farming produce as stated above, in the years 2011-2018 (hereinafter – the Represented Group).

According to the statement of claim, the plaintiff requests, among other things, that the Court rules in his favor and in favor of the Represented Group, awarding them compensation for the damages allegedly caused to them, in the total amount of NIS 56 million (about $17 million), based on a calculation pursuant to the "difference test", measuring the difference between the price of a product and its cost, as described in the statement of claim, or in the amount of about NIS 73 million (about $23 million), based on the "comparison test", comparing the price of a product to its price in other markets, as described in the statement of claim. It should be noted that the Company's total sales of solid phosphate fertilizers in Israel during 2017 were negligible. In March 2020, the central district court granted the Defendants a motion for delay in proceedings, until a decision is made by the Supreme Court in similar proceedings implicating the said case. The Company is denying the allegations, and in its estimation, it is more likely than not that its claims will be accepted.

Note 18 - Commitments, Concessions and Contingent Liabilities (cont'd)

C. Contingent liabilities (cont'd)

               With respect to the transfer of water from the Northern Basin of the Dead Sea to the evaporation ponds in the Sea's Southern Basin, in 2015, a petition was filed in the Israeli Court for Water Matters by Adam Teva V’Din - Israeli Association for Environmental Protection (ATD) wherein the Court was requested to order the Government Water and Sewage Authority (hereinafter – the Water Authority) to issue a production license to DSW pursuant to the Water Law. The goal is to regulate and supervise the transfer of the water, as stated, including limitation of the quantities transferred.

In 2019, the court partially accepted the petition stating that the water pumping activity must be regulated by means of a production license as defined in the Water Law and not through the Water Authority's directive which includes limitation of quantities and reporting mechanisms, under which the Company operates today. In March 2020, the Water Authority granted the Company a production license for 2020 that includes provisions which are not significantly different from the Water Authority's directive, under which the Company operated. In accordance with the Water Authority's directives, the Company will operate according to this license until the date the new production license for 2021 will be received, which is expected by June 2021. As part of the production license renewal process, the Company is holding discussions with the Water Authority in order to settle the existing disputes, among other things, relating to the possibility of changing the definition of Dead Sea Works from "Supplier-Producer" to "Consumer-Producer". See Note 17.

(9)In addition to the contingent liabilities, as stated above, as at the reporting date, the contingent liabilities regarding the matters of environmental protection and legal claims, which are pending against the Group, are in immaterial amounts. It is noted that part of the above claims is covered by insurance. According to the Company’s estimation, the provisions recognized in its financial statements are sufficient.